Touchstone Balanced Fund Expense Example - Touchstone Balanced Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	800
Expense Example, with Redemption, 5 Years	1,020
Expense Example, with Redemption, 10 Years	1,652
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	2,073
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	$ 1,330